Baird Chautauqua International Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Canada - 11.4%
Ground Transportation - 4.0%
Canadian Pacific Kansas City Ltd.	723,816	$56,935,366

Independent Power and Renewable Electricity Producers - 4.6%
Brookfield Renewable Corp.	1,672,549	66,617,627

Software - 2.8%
Constellation Software, Inc.	22,762	39,957,283
Total Canada		163,510,276

China - 14.0%
Broadline Retail - 7.2%
Alibaba Group Holding Ltd. - ADR	430,651	54,029,474
Prosus NV	1,063,021	49,213,400
		103,242,874
Life Sciences Tools & Services - 3.2%
Wuxi Biologics Cayman, Inc. (a)(b)	10,603,361	45,599,683

Real Estate Management & Development - 3.6%
KE Holdings, Inc. - ADR	3,437,838	51,464,435
Total China		200,306,992

Denmark - 7.0%
Biotechnology - 4.6%
Genmab AS (a)	243,325	65,532,655

Health Care Equipment & Supplies - 2.4%
Coloplast AS - Class B	515,830	35,137,790
Total Denmark		100,670,445

France - 4.6%
Aerospace & Defense - 4.6%
Safran SA	202,672	66,320,540

Hong Kong - 1.5%
Insurance - 1.5%
AIA Group Ltd.	1,927,193	21,413,673

Indonesia - 2.1%
Banks - 2.1%
Bank Rakyat Indonesia Persero Tbk PT	151,989,644	30,370,726

Italy - 2.8%
Passenger Airlines - 2.8%
Ryanair Holdings PLC - ADR	690,784	39,927,315

Japan - 13.4%
Automobiles - 2.6%
Suzuki Motor Corp.	3,047,636	37,146,795

Electronic Equipment, Instruments & Components - 4.1%
Keyence Corp.	164,715	58,623,282

Machinery - 4.0%
FANUC Corp.	1,629,558	56,801,410

Professional Services - 2.7%
Recruit Holdings Co. Ltd.	897,850	39,119,297
Total Japan		191,690,784

Netherlands - 7.0%
Financial Services - 2.6%
Adyen NV (a)(b)	36,913	36,944,569

Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV	47,792	63,125,108
Total Netherlands		100,069,677

Singapore - 7.5%
Banks - 4.7%
DBS Group Holdings Ltd.	1,519,777	67,630,272

Broadline Retail - 2.8%
Sea Ltd. - ADR (a)	487,166	40,342,216
Total Singapore		107,972,488

Switzerland - 5.2%
Pharmaceuticals - 2.4%
Galderma Group AG	175,775	34,545,731

Software - 2.8%
Temenos AG	453,059	39,708,957
Total Switzerland		74,254,688

Taiwan, Province Of China - 8.4%
Semiconductors & Semiconductor Equipment - 8.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	357,236	120,727,906

United Kingdom - 0.9%
Capital Markets - 0.9%
3i Group PLC	405,532	13,216,613

United States - 11.7%
Biotechnology - 4.3%
BeOne Medicines Ltd. - ADR (a)	207,340	61,573,760

Commercial Services & Supplies - 5.0%
Waste Connections, Inc.	446,248	72,488,525

Textiles, Apparel & Luxury Goods - 2.4%
Lululemon Athletica, Inc. (a)	225,468	34,519,151
Total United States		168,581,436
TOTAL COMMON STOCKS (Cost $1,179,862,169)		1,399,033,559

WARRANTS - 0.0% (c)	Contracts	Value
Canada - 0.0% (c)
Software — 0.0% (c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(d)	14,550	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.2%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (e)	60,164,748	60,164,748
TOTAL MONEY MARKET FUNDS (Cost $60,164,748)		60,164,748

TOTAL INVESTMENTS - 101.7% (Cost $1,240,026,917)		1,459,198,307
Liabilities in Excess of Other Assets - (1.7)%		(24,366,146)
TOTAL NET ASSETS - 100.0%		$1,434,832,161

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $82,544,252 or 5.8% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Chautauqua International Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$701,708,166	$697,325,393	$–		$1,399,033,559
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	60,164,748	–	–		60,164,748
Total Investments	$761,872,914	$697,325,393	$–	(a)	$1,459,198,307

(a)	Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.